Rights of Use Assets and Lease Liabilities - Summary of Maturity Analysis of Lease Liabilities (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 35,793,243	€ 26,816,306	€ 4,657,620
6 months or less
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	1,719,133	1,189,290	410,267
6 months to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	1,670,889	1,222,578	420,355
From 1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	3,517,743	2,371,143	710,533
From 2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	9,537,824	6,713,259	1,803,965
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 19,347,654	€ 15,320,036	€ 1,312,500